Significant accounting policies	6 Months Ended
Jun. 30, 2021
Significant accounting policies
Significant accounting policies
4.	Significant accounting policies

There were no significant changes in accounting policies, critical accounting judgements and key sources of estimation uncertainty applied by us in these unaudited condensed interim financial statements compared to those used in the annual consolidated financial statements as of December 31, 2020, except for the changes below:

Financial Instruments – non-current Financial Assets

The Company holds investments in non-current financial assets, which based on IFRS 9, are either designated as financial assets at fair value through profit or loss or financial assets at fair value through OCI. The fair value of listed investments is based upon the closing price of such securities at each reporting date. If there is no active market for an equity instrument, the Company establishes the fair value by using valuation techniques.

Based on IFRS 9, the Company irrevocably elected to designate specific investments as a financial asset at fair value through OCI as the participation is not held for trading purposes nor contingent consideration recognised by an acquirer in a business combination.

Foreign Currency Transactions

Functional and Presentation Currency

Items included in the consolidated financial statements of each of our entities are valued using the currency of their economic environment in which the entity operates. As of January 1, 2021, the consolidated financial statements are presented in USD, which is the Company’s presentation currency.

Financial Statements of Foreign Entities

As of January 1, 2021, for foreign entities using a different functional currency than USD:

●	assets and liabilities for each consolidated statements of financial position presented are translated at the closing rate at the date of that statement of financial position.
●	income and expenses for each statement presenting profit or loss and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).
●	all resulting exchange differences are recognised in other comprehensive income.

Change in functional and presentation currency as of January 1, 2021

As of January 1, 2021, the Company changed its functional and presentation currency from EUR to USD. The change in functional currency was made to reflect that USD has become the predominant currency in the Company, representing a significant part of the Company’s cash flows and financing. The change has been implemented with prospective effect.

The change in presentation currency, effective January 1, 2021, from EUR to USD is retroactively applied on comparative figures according to IAS 8 and IAS 21, as if USD had always been the presentation currency of the consolidated financial statements. The change was made to reflect that USD is the predominant currency for the Company, and better reflects the economic footprint of the Company’s business going forward. The Company believes that the presentation currency change will give investors and other stakeholders a clearer understanding of the Company’s performance over time.

Comparison figures in the consolidated interim statement of financial position, the consolidated statements of profit and loss and other comprehensive income, the consolidated statement of changes in equity, and consolidated statements of cash flows, all condensed and unaudited, and disclosures have been re-presented, unless otherwise stated, using the procedures outlined below:

●	Assets and liabilities are translated into USD at the closing rates applicable at the end of each reporting period.
●	Income and expenses are translated at exchange rates at the dates of the respective transaction or average rates where these are a suitable proxy.
●	Differences resulting from the re-presentation have been presented as translation difference, a component within shareholders’ equity.
●	Share capital, share premium, and other reserves are translated at historic rates prevailing at the date of transaction.